Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Disclosure of Financial Instruments Classified as Transition Not Yet Completed
Financial instruments classified as transition not yet completed as of December 31, 2023 are as follows:

(in millions of Won)	WIBOR
Category(* 2)	Transition not yet completed		Modification of clause completed
Non-derivative financial liabilities(* 1)
Borrowings	￦	67,943	—

Net Borrowing-to-Equity Ratio
Net
borrowing-to-equity
ratio as of December 31, 2022 and 2023 is as follows:

(in millions of Won)	202 2		202 3
Total borrowings	￦	24,305,662	25,970,379
Less: Cash and cash equivalents		8,053,108	6,670,879

Net borrowings		16,252,554	19,299,500
Total equity		58,191,897	59,598,600

Net borrowings-to-equity ratio		27.93%	32.38%